Form N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Document Creation Date	Mar. 10, 2026
Document Effective Date	Mar. 10, 2026
Registrant Name	First Trust Exchange-Traded Fund IV
Entity Central Index Key	0001517936
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
First Trust Senior Loan Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Important Notice Regarding Change in Investment Policy

Notwithstanding anything to the contrary in the Fund’s summary prospectus, prospectus or statement of additional information, effective on or about May 25, 2026, the Fund’s non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 to invest at least 80% of its net assets (including investment borrowings) in first lien senior floating rate bank loans will be revised as follows:

Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in first and second lien senior floating rate bank loans (collectively, “Senior Loans”).

In connection with the change described above, the second paragraph of the “Principal Investment Strategies” section in the Prospectus will be deleted and replaced with the following:

Senior Loans are advances or commitments of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pay interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, such as the Secured Overnight Financing Rate (“SOFR”), a similar reference rate, or the prime rate offered by one or more major U.S. banks. First lien loans are considered senior to all other unsecured claims against the borrower and senior to or equal with all other secured claims, meaning that in the event of a bankruptcy of the borrower, first lien loans, together with other first lien claims, are entitled to be the first to be repaid out of proceeds of the assets securing the loans, before other existing unsecured claims or interests receive repayment. Second lien loans are junior to first lien loans but are still secured by a lien on the assets of the borrower, meaning that in the event of a bankruptcy of the borrower, second lien loans are entitled to be repaid out of proceeds of the assets securing the loans after first lien claims have been satisfied but before unsecured claims. However, in bankruptcy proceedings, there may be other claims, such as taxes or additional advances that take precedence.